Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	£ 7,874	£ 7,492	£ 7,341
Cost of sales	(2,755)	(2,644)	(2,628)
Gross profit	5,119	4,848	4,713
Selling and distribution costs	(1,292)	(1,191)	(1,163)
Administration and other expenses	(1,767)	(1,725)	(1,682)
Share of results of joint ventures	41	32	37
Operating profit	2,101	1,964	1,905
Finance income	9	6	6
Finance costs	(314)	(217)	(205)
Net finance costs	(305)	(211)	(199)
Disposals and other non-operating items	51	(33)	15
Profit before tax	1,847	1,720	1,721
Current tax	(382)	(297)	(439)
Deferred tax	44	5	374
Tax expense	(338)	(292)	(65)
Net profit for the year	1,509	1,428	1,656
Attributable to:
RELX PLC shareholders	1,505	1,422	1,648
Non-controlling interests	4	6	8
Net profit for the year	£ 1,509	£ 1,428	£ 1,656
Basic earnings per share
Basic earnings per share	£ 0.774	£ 0.719	£ 0.816
Diluted earnings per share
Diluted earnings per share	£ 0.769	£ 0.714	£ 0.810